Commitments and contingencies - Schedule of Future Minimum Lease under Non-Cancelable Operating Lease (Detail) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	¥ 57,651
2020	52,982
2021	58,350
2022	49,371
2023	39,690
Thereafter	13,993
Total	¥ 272,037